INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE J - INCOME TAXES

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory United States federal income tax rate for the periods presented to income (loss) before income taxes. The income tax rate was 21% for the periods presented. The sources of the difference are as follows:

	Three Months Ended
	March 31, 2023 (Unaudited)	March 31, 2022 (Unaudited)
Expected tax at 21%	$(44,210)	$(104,455)
Non-deductible stock-based compensation		30,504
Non-deductible (non-taxable) derivative liability expense (income)	(1,567)	(146,533
Non-deductible amortization of debt discounts	2,625	122,380
Non-deductible loss on conversions of convertible notes payable	6,700	30,654
Increase (decrease) in Valuation allowance	36,262	67,450
Provision for (benefit from) income taxes	$-	$-

All tax years remain subject to examination by the Internal Revenue Service.

Based on management’s present assessment, the Company has not yet determined it to be more likely than not that a deferred tax asset attributable to the future utilization of the net operating loss carryforward as of March 31, 2023 and December 31, 2022 will be realized. Accordingly, the Company has provided a 100% allowance against the deferred tax asset in the financial statements at March 31, 2023 and December 31, 2022. The Company will continue to review this valuation allowance and make adjustments as appropriate.

The net operating loss carryforward at March 31, 2023 for the years 2003 to 2017 expires in varying amounts from year 2023 to year 2037.

Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2023 and 2022

(Unaudited)

NOTE K - INCOME TAXES

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory United States federal income tax rate for the periods presented to income (loss) before income taxes. The income tax rate was 21% for the years ended December 31, 2022 and 2021. The sources of the difference are as follows:

	Year Ended
	December 31, 2022	December 31, 2021
Expected tax at 21%	$(250,786)	$(714,181)
Non-deductible stock-based compensation	36,841	83,391
Non-deductible (non-taxable) derivative liability expense (income)	(264,705)	190,957
Non-deductible loss on conversions of convertible notes payable	95,170	193,994
Non-deductible amortization of debt discounts	231,844	177,882
Increase (decrease) in Valuation allowance	151,636	67,957
Provision for (benefit from) income taxes	$-	$-

All tax years remain subject to examination by the Internal Revenue Service.

Based on management’s present assessment, the Company has not yet determined it to be more likely than not that a deferred tax asset attributable to the future utilization of the net operating loss carryforward as of December 31, 2022 will be realized. Accordingly, the Company has provided a 100% allowance against the deferred tax asset in the financial statements at December 31, 2022. The Company will continue to review this valuation allowance and make adjustments as appropriate.

The net operating loss carryforward at December 31, 2022 for the years 2003 to 2017 expires in varying amounts from year 2023 to year 2037.

Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.